Financial Assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Assets [Line Items]
Impairment of Investment	100.00%
Financial assets available for sale	$ 55	$ 74
Libertad S.A. [Member]
Financial Assets [Line Items]
Impaired assets